Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	May 15, 2012 Apex Systems	Jul. 31, 2011 HCP	Feb. 28, 2011 Valesta
Business Acquisition [Line Items]
Current assets	$ 10,282	$ 169,844	$ 3,950	$ 6,332
Property and equipment	422	902	123	299
Goodwill	32,309	266,788	14,398	17,911
Identifiable intangible assets	7,463	251,555	1,784	5,679
Other	39	494	13	26
Total assets acquired	50,515	689,583	20,268	30,247
Current liabilities	5,844	77,905	1,070	4,774
Other	1,863	850	49	1,814
Total liabilities assumed	7,707	78,755	1,119	6,588
Total purchase price	$ 42,808	$ 610,828	$ 19,149	$ 23,659